Goodwill, Intangible Assets and In-Process Revenue Contracts - Additional Information (Detail) $ in Thousands		1 Months Ended	12 Months Ended
	Jul. 31, 2015 USD ($) Vessel	Jul. 31, 2015 USD ($)	Dec. 31, 2015 USD ($) Vessel	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Mar. 31, 2014	Mar. 14, 2014
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount			$ 348,563	$ 317,684
Amortization expense			13,600	13,200	$ 18,200
Amortization of intangible assets, 2016			15,100
Amortization of intangible assets, 2017			12,800
Amortization of intangible assets, 2018			11,800
Amortization of intangible assets, 2019			11,800
Amortization of intangible assets, 2020			11,800
Amortization of intangible assets, thereafter			48,600
Amortization of in-process revenue			(30,085)	(40,939)	(61,700)
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount			$ 30,879
ALP Maritime Services B.V [Member] | Teekay Offshore [Member]
Finite-Lived Intangible Assets [Line Items]
Percentage of ownership acquired						100.00%	100.00%
BG Joint Venture [Member] | Teekay LNG [Member] | Shipbuilding supervision and crew training services [Member] | Newbuildings [Member]
Finite-Lived Intangible Assets [Line Items]
Number of vessels | Vessel			4
Teekay Petrojarl and Omi Corporation [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization of in-process revenue			$ 30,100	$ 40,900	$ 61,700
Amortization of in-process revenue contracts, 2016			32,100
Amortization of in-process revenue contracts, 2017			30,700
Amortization of in-process revenue contracts, 2018			22,500
Amortization of in-process revenue contracts, 2019			14,300
Amortization of in-process revenue contracts, 2020			13,800
Amortization of in-process revenue contracts, thereafter			37,400
Ship-to-Ship Transfer Business (SPT) [Member] | Teekay Tankers [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense			1,300
Number of vessels | Vessel	6
Ship-to-Ship Transfer Business (SPT) [Member] | Teekay Tankers [Member] | Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 30,900	$ 30,900
Amortization period		10 years
Amortization expense			$ 1,300